Schedule of Notes Payable (Details) (Parenthetical) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Debt original issue discount	$ 14,949
Unamortized debt discount	8,676
Department of Economic and Community Development [Member]
Short-Term Debt [Line Items]
Debt original amount	147,372		$ 147,372	$ 147,372
Debt instrument principal and interest	$ 2,132		$ 2,132	$ 2,132
Debt maturity date	Oct. 01, 2022		Oct. 01, 2022	Oct. 01, 2022
Paycheck Protection Program [Member]
Short-Term Debt [Line Items]
Debt instrument stated percentage	1.00%		1.00%	1.00%
CEO [Member]
Short-Term Debt [Line Items]
Debt original issue discount	$ 8,410
CEO [Member] | Series C Preferred Stock [Member]
Short-Term Debt [Line Items]
Shares issued	25